VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—29.5%
Auto Manufacturers—0.8%
Ford Motor Co. 0.000%, 3/15/26	$ 2,035	$ 1,857
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	1,205	659
Rivian Automotive, Inc.
144A 4.625%, 3/15/29(1)	1,495	1,572
144A 3.625%, 10/15/30(1)	900	817
		4,905

Automotive Parts & Equipment—0.2%
Luminar Technologies, Inc. 144A 1.250%, 12/15/26(1)	1,840	1,066
Banks—0.8%
Barclays Bank plc 0.000%, 2/18/25	2,445	2,520
BofA Finance LLC 0.600%, 5/25/27	2,030	2,093
		4,613

Biotechnology—0.8%
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,000	945
2.250%, 2/1/29	840	615
Insmed, Inc.
1.750%, 1/15/25	1,585	1,563
0.750%, 6/1/28	805	774
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	1,050	894
		4,791

Commercial Services—1.9%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	4,590	3,273
Block, Inc. 0.125%, 3/1/25	3,645	3,357
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)(2)	2,440	1,938
Shift4 Payments, Inc. 0.500%, 8/1/27	2,360	1,843
Stride, Inc. 1.125%, 9/1/27	710	839
		11,250

Computers—2.2%
CyberArk Software Ltd. 0.000%, 11/15/24	580	663
Lumentum Holdings, Inc.
0.250%, 3/15/24	1,150	1,123
144A 1.500%, 12/15/29(1)	1,295	1,072
Parsons Corp. 0.250%, 8/15/25	1,820	2,374
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)	3,650	3,783
Varonis Systems, Inc. 1.250%, 8/15/25	1,560	1,931
	Par Value	Value

Computers—continued
Zscaler, Inc. 0.125%, 7/1/25	$ 1,990	$ 2,424
		13,370

Electric Utilities—1.3%
FirstEnergy Corp. 144A 4.000%, 5/1/26(1)	2,935	2,850
Southern Co. (The) 144A 3.875%, 12/15/25(1)	4,840	4,748
		7,598

Electronics—0.4%
Advanced Energy Industries, Inc. 144A 2.500%, 9/15/28(1)	1,905	1,760
Vishay Intertechnology, Inc. 144A 2.250%, 9/15/30(1)	895	819
		2,579

Energy-Alternate Sources—0.6%
Array Technologies, Inc. 1.000%, 12/1/28	1,390	1,336
Sunnova Energy International, Inc. 2.625%, 2/15/28	4,135	1,989
		3,325

Engineering & Construction—0.8%
Fluor Corp. 144A 1.125%, 8/15/29(1)	3,215	3,090
Granite Construction, Inc. 144A 3.750%, 5/15/28(1)	1,730	1,849
		4,939

Entertainment—2.2%
DraftKings Holdings, Inc. 0.000%, 3/15/28(2)	4,035	2,998
IMAX Corp. 0.500%, 4/1/26	3,005	2,721
Live Nation Entertainment, Inc.
2.000%, 2/15/25	3,055	3,071
144A 3.125%, 1/15/29(1)	1,275	1,280
Penn Entertainment, Inc. 2.750%, 5/15/26	575	630
Vail Resorts, Inc. 0.000%, 1/1/26	2,565	2,230
		12,930

Environmental Services—0.4%
Tetra Tech, Inc. 144A 2.250%, 8/15/28(1)	2,215	2,143
Financial Services—0.6%
Encore Capital Group, Inc. 144A 4.000%, 3/15/29(1)	2,670	2,254
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Financial Services—continued
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	$ 1,380	$ 1,521
		3,775

Health Care REITs—0.9%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	5,260	5,391
Healthcare-Products—1.0%
Alphatec Holdings, Inc. 0.750%, 8/1/26	1,625	1,380
Exact Sciences Corp. 0.375%, 3/15/27	2,640	2,294
Integer Holdings Corp. 144A 2.125%, 2/15/28(1)	1,005	1,102
Lantheus Holdings, Inc. 144A 2.625%, 12/15/27(1)	545	604
Natera, Inc. 2.250%, 5/1/27	475	578
		5,958

Internet—3.2%
Booking Holdings, Inc. 0.750%, 5/1/25	1,015	1,547
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	1,335	1,079
Palo Alto Networks, Inc. 0.375%, 6/1/25	2,395	5,849
Uber Technologies, Inc. 0.000%, 12/15/25(2)	5,310	4,826
Wayfair, Inc.
1.125%, 11/1/24	1,695	1,579
1.000%, 8/15/26	2,180	1,637
3.250%, 9/15/27	555	531
Zillow Group, Inc. 2.750%, 5/15/25	2,085	2,019
		19,067

Leisure Time—0.8%
NCL Corp., Ltd. 1.125%, 2/15/27	3,420	2,650
Royal Caribbean Cruises Ltd.
2.875%, 11/15/23	930	948
6.000%, 8/15/25	585	1,068
		4,666

Media—1.9%
DISH Network Corp. 0.000%, 12/15/25	1,180	720
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	5,915	5,867
Liberty Media Corp. 144A 3.750%, 3/15/28(1)	1,755	1,908
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	2,760	2,766
		11,261

	Par Value	Value

Mining—0.1%
SSR Mining, Inc. 2.500%, 4/1/39	$ 755	$ 776
Miscellaneous Manufacturing—0.6%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(1)	3,065	3,290
Oil, Gas & Consumable Fuels—0.8%
EQT Corp. 1.750%, 5/1/26	485	1,405
Northern Oil & Gas, Inc. 3.625%, 4/15/29	1,175	1,384
Permian Resources Operating LLC 3.250%, 4/1/28	250	614
Pioneer Natural Resources Co. 0.250%, 5/15/25	600	1,529
		4,932

Passenger Airlines—0.2%
American Airlines Group, Inc. 6.500%, 7/1/25	1,115	1,129
Pharmaceuticals—0.7%
Amphastar Pharmaceuticals, Inc. 144A 2.000%, 3/15/29(1)	1,615	1,572
Dexcom, Inc. 144A 0.375%, 5/15/28(1)	905	796
Jazz Investments I Ltd. 2.000%, 6/15/26	905	914
Mirum Pharmaceuticals, Inc. 144A 4.000%, 5/1/29(1)	915	1,064
		4,346

Retail—0.2%
Freshpet, Inc. 144A 3.000%, 4/1/28(1)	540	576
Shake Shack, Inc. 0.000%, 3/1/28(2)	1,135	826
		1,402

Semiconductors—1.1%
Impinj, Inc. 1.125%, 5/15/27	285	263
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,355	1,406
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	2,730	2,389
SMART Global Holdings, Inc. 2.000%, 2/1/29	260	227
Veeco Instruments, Inc. 144A 2.875%, 6/1/29(1)	730	776
Wolfspeed, Inc. 0.250%, 2/15/28	1,920	1,189
		6,250

Software—4.7%
Akamai Technologies, Inc. 0.125%, 5/1/25	3,630	4,201

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Software—continued
Bentley Systems, Inc. 0.125%, 1/15/26	$ 3,325	$ 3,151
BILL Holdings, Inc.
0.000%, 12/1/25	2,830	2,685
0.000%, 4/1/27(2)	600	477
Confluent, Inc. 0.000%, 1/15/27(2)	2,040	1,641
CSG Systems International, Inc. 144A 3.875%, 9/15/28(1)	535	496
Datadog, Inc. 0.125%, 6/15/25	620	683
HubSpot, Inc. 0.375%, 6/1/25	505	789
MicroStrategy, Inc. 0.750%, 12/15/25	1,625	2,024
MongoDB, Inc. 0.250%, 1/15/26	1,175	2,002
Nutanix, Inc. 0.250%, 10/1/27	655	586
Splunk, Inc.
1.125%, 9/15/25	1,545	1,659
1.125%, 6/15/27	1,960	1,852
Tyler Technologies, Inc. 0.250%, 3/15/26	3,315	3,146
Workiva, Inc. 144A 1.250%, 8/15/28(1)	2,910	2,632
		28,024

Transportation—0.3%
Air Transport Services Group, Inc. 144A 3.875%, 8/15/29(1)	2,015	1,860
Total Convertible Bonds and Notes (Identified Cost $187,539)		175,636

	Shares
Convertible Preferred Stocks—2.2%
Banks—1.1%
Wells Fargo & Co. Series L, 7.500%	6,155	6,502
Electric Utilities—0.3%
NextEra Energy, Inc., 6.926%	39,220	1,472
Financial Services—0.3%
Apollo Global Management, Inc., 6.750%	42,045	2,023
Machinery—0.5%
Chart Industries, Inc. Series B, 6.750%	22,760	1,119
RBC Bearings, Inc. Series A, 5.000%	17,265	1,816
		2,935

Total Convertible Preferred Stocks (Identified Cost $14,670)		12,932

Common Stocks—60.8%
Aerospace & Defense—0.8%
Boeing Co. (The)(3)	9,235	1,725
	Shares	Value

Aerospace & Defense—continued
RTX Corp.(4)	40,265	$ 3,277
		5,002

Air Freight & Logistics—1.3%
FedEx Corp.(4)	31,045	7,454
Automobiles—2.2%
Tesla, Inc.(3)(4)	64,276	12,909
Banks—1.8%
JPMorgan Chase & Co.(4)	34,080	4,739
Wells Fargo & Co.	145,915	5,803
		10,542

Broadline Retail—3.3%
Alibaba Group Holding Ltd. Sponsored ADR(3)	21,070	1,739
Amazon.com, Inc.(3)	135,835	18,078
		19,817

Capital Markets—1.9%
CME Group, Inc. Class A	20,010	4,271
Moody’s Corp.(4)	21,940	6,758
		11,029

Chemicals—1.8%
DuPont de Nemours, Inc.	90,395	6,588
Sherwin-Williams Co. (The)	17,700	4,216
		10,804

Communications Equipment—0.6%
Cisco Systems, Inc.	65,625	3,421
Consumer Finance—0.8%
Capital One Financial Corp.	47,355	4,797
Consumer Staples Distribution & Retail—0.9%
Costco Wholesale Corp.	7,605	4,201
Target Corp.	12,590	1,395
		5,596

Electric Utilities—1.6%
Exelon Corp.	247,365	9,632
Electrical Equipment—0.4%
Eaton Corp. plc	4,590	954
Generac Holdings, Inc.(3)	11,105	934
Plug Power, Inc.(3)	97,632	575
		2,463

Entertainment—0.7%
Netflix, Inc.(3)	9,520	3,919
Financial Services—2.8%
Global Payments, Inc.	39,065	4,150

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Shares	Value

Financial Services—continued
Mastercard, Inc. Class A(4)	32,980	$ 12,412
		16,562

Ground Transportation—2.0%
Uber Technologies, Inc.(3)	90,465	3,915
Union Pacific Corp.	37,555	7,797
		11,712

Healthcare Equipment & Supplies—1.2%
Abbott Laboratories	28,850	2,728
Align Technology, Inc.(3)(4)	6,793	1,254
Boston Scientific Corp.(3)	67,440	3,452
		7,434

Healthcare Providers & Services—2.9%
McKesson Corp.	10,875	4,952
UnitedHealth Group, Inc.(4)	22,783	12,202
		17,154

Hotels, Restaurants & Leisure—2.5%
Chipotle Mexican Grill, Inc. Class A(3)(4)	2,245	4,361
Las Vegas Sands Corp.	98,185	4,660
Starbucks Corp.	46,045	4,247
Trip.com Group Ltd. ADR(3)(4)	55,830	1,898
		15,166

Insurance—0.8%
Aon plc Class A(4)	15,840	4,901
Interactive Media & Services—4.5%
Alphabet, Inc. Class A(3)(4)	170,755	21,187
Meta Platforms, Inc. Class A(3)(4)	19,435	5,855
		27,042

IT Services—0.2%
EPAM Systems, Inc.(3)	4,347	946
Life Sciences Tools & Services—1.8%
IQVIA Holdings, Inc.(3)	26,450	4,783
Thermo Fisher Scientific, Inc.(3)	13,885	6,176
		10,959

Oil, Gas & Consumable Fuels—1.6%
Chevron Corp.	35,915	5,234
Devon Energy Corp.	93,650	4,361
		9,595

Pharmaceuticals—0.9%
Eli Lilly & Co.	9,370	5,190
Semiconductors & Semiconductor Equipment—4.7%
Advanced Micro Devices, Inc.(3)	34,900	3,437
Marvell Technology, Inc.	84,028	3,968
Micron Technology, Inc.(4)	86,925	5,813
NVIDIA Corp.(4)	29,502	12,031
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR(4)	32,565	$ 2,811
		28,060

Software—8.9%
Adobe, Inc. (3)	15,440	8,215
Atlassian Corp. Class A(3)	12,225	2,208
Crowdstrike Holdings, Inc. Class A(3)	38,655	6,833
Intuit, Inc.	10,540	5,217
Microsoft Corp.	74,921	25,332
Salesforce, Inc.(3)	10,000	2,008
ServiceNow, Inc.(3)(4)	5,700	3,317
		53,130

Specialized REITs—0.8%
American Tower Corp.	25,300	4,508
Specialty Retail—3.4%
AutoZone, Inc.(3)(4)	2,425	6,007
Home Depot, Inc. (The)	22,035	6,273
TJX Cos., Inc. (The)	90,790	7,996
		20,276

Technology Hardware, Storage & Peripherals—2.8%
Apple, Inc.	98,655	16,847
Textiles, Apparel & Luxury Goods—0.9%
NIKE, Inc. Class B	53,080	5,455
Total Common Stocks (Identified Cost $403,659)		362,322

Equity-Linked Note—0.2%
Financial Services—0.2%
Goldman Sachs Finance Corp.(5)	1,300,000	1,152
Total Equity-Linked Note (Identified Cost $1,333)		1,152

Total Long-Term Investments—92.7% (Identified Cost $607,201)		552,042

Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.242%)(6)	19,820,319	19,820
Total Short-Term Investment (Identified Cost $19,820)		19,820

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—96.0% (Identified Cost $627,021)		571,862

See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $110)	$ (49)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—96.0% (Identified Cost $626,911)	$571,813
Other assets and liabilities, net—4.0%	23,757
NET ASSETS—100.0%	$595,570

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities amounted to a value of $63,102 or 10.6% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Non-income producing.
(4)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $75,771.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Open written options contracts as of October 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Align Technology, Inc.	(34)	$(1,190)	$350.00	12/15/23	$—
Alphabet, Inc.	(891)	(12,474)	140.00	11/17/23	(7)
Aon plc	(40)	(1,320)	330.00	11/17/23	(2)
AutoZone, Inc.	(12)	(3,300)	2,750.00	11/17/23	(2)
Chevron Corp.	(341)	(5,797)	170.00	12/15/23	(5)
Chipotle Mexican Grill, Inc.	(11)	(2,365)	2,150.00	11/17/23	(1)
FedEx Corp.	(155)	(4,185)	270.00	11/17/23	(1)
JPMorgan Chase & Co.	(324)	(5,346)	165.00	11/17/23	(—) (3)
Mastercard, Inc.	(313)	(12,677)	405.00	11/17/23	(5)
Meta Platforms, Inc.	(97)	(3,201)	330.00	11/17/23	(11)
Micron Technology, Inc.	(263)	(2,038)	77.50	11/17/23	(2)
Moody’s Corp.	(208)	(7,280)	350.00	11/17/23	(2)
NVIDIA Corp.	(148)	(7,548)	510.00	11/17/23	(2)
RTX Corp.	(383)	(3,830)	100.00	11/17/23	(—) (3)
ServiceNow, Inc.	(29)	(1,885)	650.00	11/17/23	(2)
Taiwan Semiconductor Manufacturing Co., Ltd.	(228)	(2,508)	110.00	11/17/23	(1)
Tesla, Inc.	(450)	(16,200)	360.00	11/17/23	(—) (3)
Trip.com Group Ltd.	(530)	(2,014)	38.00	11/17/23	(5)
UnitedHealth Group, Inc.	(56)	(3,248)	580.00	11/17/23	(1)
Total Written Options					$(49)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$175,636	$—	$175,636	$—
Equity Securities:
Convertible Preferred Stocks	12,932	12,932	—	—
Common Stocks	362,322	362,322	—	—
Equity-Linked Note	1,152	—	—	1,152
Money Market Mutual Fund	19,820	19,820	—	—
Total Assets	571,862	395,074	175,636	1,152
Liabilities:
Other Financial Instruments:
Written Options	(49)	(34)	(15)	—
Total Investments, Net of Written Options	$571,813	$395,040	$175,621	$1,152

There were no transfers into or out of Level 3 related to securities held at October 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Equity-Linked Note
Investments in Securities
Balance as of January 31, 2023:	$ 3,601	$ 3,601
Net realized gain (loss)	(353)	(353)
Net change in unrealized appreciation (depreciation)(a)	(251)	(251)
Purchases	113	113
Sales(b)	(1,958)	(1,958)
Balance as of October 31, 2023	$ 1,152	$ 1,152
(a) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2023, was $(251).
(b) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.